Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
INTANGIBLE ASSETS

6. INTANGIBLE ASSETS

Goodwill as of December 31, 2021 and 2020 was $52,541 and $21,565, respectively. The increase relates to goodwill acquired from the acquisition of MALKA. See Note 17, “Mergers and Acquisitions,” for more information regarding goodwill and other intangible assets acquired from MALKA.

Intangible assets consisted of the following:

	Useful Life	December 31, 2021	December 31, 2020
Capitalized internal-use software	3 years	$5,493	$5,374
Work in process		1,481	1,481
Proprietary technology	7 years	6,130	6,130
Customer relationships	15 years	5,960	—
Trade names	15 years	11,820	—
Less: accumulated amortization		(5,760)	(3,710)
Intangible assets, net		$25,124	$9,275

For the twelve months ended December 31, 2021 and 2020, total amortization expense was $2,049 and $791, respectively.

The following table summarizes estimated future amortization expense of intangible assets placed in service at December 31, 2021 for the years ending:

2022	$2,648
2023	2,221
2024	2,072
2025	2,061
2026	2,061
Thereafter	12,580
$23,643